FAIR VALUE AND RISK MANAGEMENT - Foreign Exchange Forward Contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) contract
Foreign exchange forward contracts
Fair value losses (gains) on financial instruments, net	$ 3,402	$ (1,192)
Notional amount	2,185,949	1,189,816
Fair value gains (losses), net	273,437	$ 245,442
Foreign exchange forward contracts
Foreign exchange forward contracts
Number of contracts outstanding | contract		7			7
Fair value losses (gains) on financial instruments, net	(93)	$ (8)
Foreign Exchange Collar contracts [Member]
Foreign exchange forward contracts
Fair value gains (losses), net	$ 2,600	$ 0
Foreign Exchange Collar contracts [Member] | Sell US Dollars And Receive Canadian Dollars [Member]
Foreign exchange forward contracts
Notional amount			$ 60.0
Foreign Exchange Collar contracts [Member] | sell Eurosand Receive Canadian Dollars [Member]
Foreign exchange forward contracts
Notional amount | €				€ 24.0	€ 0.0